Significant mergers and acquisitions and investments (Tables)	12 Months Ended
Mar. 31, 2023
Sun Art Retail Group Limited
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

The allocation of the purchase price as of the date of acquisition is summarized as follows:

Amounts
RMB
(in millions)
Net assets acquired (i)	49,672
Amortizable intangible assets (ii)
Trade names, trademarks and domain names	11,500
Non-compete agreements	4,700
Developed technology and patents	615
User base and customer relationships	47
Goodwill	13,474
Deferred tax liabilities	(9,629)
Noncontrolling interests (iii)	(23,684)
46,695

Amounts
RMB
(in millions)
Total purchase price is comprised of:
‑ cash consideration	24,136
‑ fair value of previously held equity interests	22,559
46,695

(i)
Net assets acquired primarily included property and equipment of RMB27,333 million, operating lease right-of-use assets relating to land use rights of RMB22,997 million, payables and accruals for cost of revenue of RMB14,681 million, short-term investments of RMB14,387 million, customer advances of RMB11,082 million and inventories of RMB9,341 million as of the date of acquisition.
(ii)
Acquired amortizable intangible assets had estimated amortization periods not exceeding 13 years and a weighted-average amortization period of 11.8 years.
(iii)
Fair value of the noncontrolling interests was estimated with reference to the market price per share as of the acquisition date.

Other acquisitions, summarized
Acquisition
Schedule of the allocation of the purchase price as of the date of acquisition

Other acquisitions that constitute business combinations are summarized in the following table:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions)
Net (liabilities) assets	(106)	852	1
Identifiable intangible assets	3,888	1,000	285
Deferred tax liabilities	(195)	(170)	(68)
	3,587	1,682	218
Noncontrolling interests and mezzanine equity	(3,310)	(1,884)	(38)
Net identifiable assets (liabilities)	277	(202)	180
Goodwill	4,105	3,283	583
Total purchase consideration	4,382	3,081	763
Fair value of previously held equity interests	(2,434)	(31)	—
Purchase consideration settled	(1,794)	(2,671)	(481)
Deferred consideration as of year end	154	379	282

Total purchase consideration is comprised of:
- cash consideration	875	3,050	763
- non-cash consideration	1,073	—	—
- fair value of previously held equity interests	2,434	31	—
	4,382	3,081	763